Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	With certain exceptions, the Company generally grants equity awards on a predetermined schedule. At the first quarterly meeting of the calendar year, the Compensation Committee reviews and approves the value and amount of the equity compensation to be awarded to executive officers in accordance with the annual compensation review process. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Method	With certain exceptions, the Company generally grants equity awards on a predetermined schedule.
Award Timing Predetermined	true
Award Timing, How MNPI Considered	With certain exceptions, the Company generally grants equity awards on a predetermined schedule. At the first quarterly meeting of the calendar year, the Compensation Committee reviews and approves the value and amount of the equity compensation to be awarded to executive officers in accordance with the annual compensation review process. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false